CONSOLIDATED BALANCE SHEETS ₫ in Millions	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 4,095,472	[1]	$ 167,700,000	₫ 4,271,400
Trade receivables	469,918	[1]		652,922
Advances to suppliers	4,753,634	[1]
Inventories, net	30,141,381	[1]		21,607,277
Short-term prepayments and other receivables	8,006,103	[1]		6,457,169
Short-term derivative assets	548,010	[1]	22,961,954	532,718
Current net investment in sales-type lease	87,552	[1]	$ 3,668,482	5,448
Short-term investments	4,105	[1]
Short-term amounts due from related parties	₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party
Assets classified as held for sale				360,893
Total current assets	₫ 50,583,489	[1]
NON-CURRENT ASSETS
Trade receivables	110,312	[1]
Property, plant and equipment, net	79,122,703	[1]		57,188,667
Intangible assets, net	1,346,324	[1]		1,461,071
Goodwill				272,203
Operating lease right-of-use assets	7,081,509	[1]	$ 296,437,819	4,558,983
Long-term derivative assets	66,124	[1]	2,770,636	696,332
Long-term prepayments	217,180	[1]
Non-current net investment in sales-type lease	620,665	[1]	26,006,243	82,062
Long-term amounts due from related parties	51,073
Other non-current assets	4,865,001	[1]
Total non-current assets	96,274,232	[1]
TOTAL ASSETS	146,857,721	[1]
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	42,924,034	[1]		14,579,553
Convertible debenture	1,190,475	[1]
Short-term financial liabilities	18,258,063	[1]
Trade payables	12,146,588	[1]
Deposits and down-payment from customers	1,194,112	[1]
Short-term deferred revenue	149,747	[1]		107,448
Short-term accruals	11,431,878	[1]		11,056,666
Current operating lease liabilities	1,524,356	[1]	63,701,710	768,883
Total current liabilities	152,036,022	[1]
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	30,170,149	[1]
Non-current operating lease liabilities	5,330,344	[1]	223,223,707	3,256,351
Long-term deferred revenue	1,569,733	[1]
Deferred tax liabilities	1,025,264	[1]		947,981
Long-term accruals	123,867	[1]
Total non-current liabilities	60,233,414	[1]
Commitments and contingencies		[1]
EQUITY
Ordinary shares (2,299,999,998 and 2,337,788,498 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	9,847,536	[1]
Accumulated losses	(190,502,556)	[1]		(130,331,673)
Additional paid-in capital	38,258,499	[1]
Other comprehensive loss	(385,873)	[1]
Total deficit	(65,968,570)		(2,764,123,439)	(36,670,459)
TOTAL DEFICIT AND LIABILITIES	146,857,721	[1]
As previously reported
CURRENT ASSETS
Cash and cash equivalents	4,002,272		167,697,645	4,271,442
Trade receivables	464,526		19,463,924	652,922
Advances to suppliers	4,644,575		194,610,534	8,968,752
Inventories, net	29,342,061		1,229,450,306	21,607,277
Short-term prepayments and other receivables	7,320,773		306,744,867	6,457,169
Short-term derivative assets	548,010		22,961,954	532,718
Current net investment in sales-type lease	87,552		3,668,482	5,448
Short-term investments	4,105		172,002	3,902
Short-term amounts due from related parties	2,605,366
Assets classified as held for sale				360,893
Total current assets	49,019,240		2,053,936,143	44,838,620
NON-CURRENT ASSETS
Trade receivables	110,312		4,622,142
Property, plant and equipment, net	67,678,974		2,835,790,413	57,188,667
Intangible assets, net	1,291,720		54,123,858	1,461,071
Goodwill				272,203
Operating lease right-of-use assets	7,074,785		296,437,819	4,558,983
Long-term derivative assets	66,124		2,770,636	696,332
Long-term advances to suppliers				29,082
Long-term prepayments	194,020		8,129,557	7,611
Non-current net investment in sales-type lease	620,665		26,006,243	82,062
Long-term amounts due from related parties	47,443
Other non-current assets	5,525,364		231,516,132	4,426,135
Total non-current assets	82,609,407		3,461,384,691	68,766,679
TOTAL ASSETS	131,628,647		5,515,320,833	113,605,299
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	39,894,782		1,671,615,771	14,579,553
Convertible debenture	1,190,475		49,881,631
Short-term financial liabilities	18,258,063		765,024,009
Trade payables	11,063,663		463,574,248	16,636,820
Deposits and down-payment from customers	1,187,903		49,773,862	1,572,537
Short-term deferred revenue	173,582		7,273,192	107,448
Short-term accruals	11,137,428		466,665,047	11,056,666
Current operating lease liabilities	1,520,305		63,701,710	768,883
Total current liabilities	138,788,030		5,815,303,360	66,225,202
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	30,170,149		1,264,147,700	41,624,960
Long-term derivative and financial liabilities	137,057		5,742,772	15,180,723
Non-current operating lease liabilities	5,327,457		223,223,707	3,256,351
Long-term deferred revenue	1,779,362		74,556,356	499,395
Deferred tax liabilities	925,687		38,786,852	947,981
Long-term accruals	123,867		5,190,103	16,007
Total non-current liabilities	58,809,187		2,464,140,912	84,050,556
Commitments and contingencies
EQUITY
Ordinary shares (2,299,999,998 and 2,337,788,498 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	9,847,536		412,617,783	871,021
Accumulated losses	(184,546,025)		(7,732,591,343)	(127,188,455)
Additional paid-in capital	31,748,427		1,330,278,513	12,311,667
Other comprehensive loss	(385,873)		(16,168,315)	(104,065)
Deficit attributable to equity holders of the parent	(143,335,935)		(6,005,863,362)	(114,109,832)
Non-controlling interests	77,367,365		3,241,739,923	77,439,373
Total deficit	(65,968,570)		(2,764,123,439)	(36,670,459)
TOTAL DEFICIT AND LIABILITIES	131,628,647		$ 5,515,320,833	113,605,299
Related party
CURRENT ASSETS
Short-term amounts due from related parties	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties	₫ 51,073	[1]
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party		Related party
CURRENT LIABILITIES
Other current liabilities	₫ 49,341,144	[1]
NON-CURRENT LIABILITIES
Other non-current liabilities	19,682,747	[1]
Related party | As previously reported
CURRENT ASSETS
Short-term amounts due from related parties	2,605,366		$ 109,166,429	1,978,097
NON-CURRENT ASSETS
Long-term amounts due from related parties	47,443		1,987,891	44,533
CURRENT LIABILITIES
Other current liabilities	44,338,043		1,857,791,125	17,325,317
NON-CURRENT LIABILITIES
Other non-current liabilities	18,151,355		760,552,879	21,918,710
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	13,875,625	[1]		4,177,978
NON-CURRENT LIABILITIES
Other non-current liabilities	2,194,253	[1]		606,429
Nonrelated party | As previously reported
CURRENT LIABILITIES
Other current liabilities	10,023,786		420,002,765	4,177,978
NON-CURRENT LIABILITIES
Other non-current liabilities	₫ 2,194,253		$ 91,940,543	₫ 606,429

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).